Trade and Other Receivables (Details 2) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of provision matrix [line items]
Total	$ 2,559,416	$ 3,442,928
Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total	221,770	198,101
3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total	58,960	73,389
Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total	79,984	73,271
Non past due [Member]
Disclosure of provision matrix [line items]
Total	1,580,429	2,715,947
Impaired [Member]
Disclosure of provision matrix [line items]
Total	618,273	382,220
Shopping mall lease and services receivables [Member]
Disclosure of provision matrix [line items]
Total	2,492,732	3,311,988
Shopping mall lease and services receivables [Member] | Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total	213,749	182,028
Shopping mall lease and services receivables [Member] | 3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total	53,539	59,050
Shopping mall lease and services receivables [Member] | Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total	74,483	57,101
Shopping mall lease and services receivables [Member] | Non past due [Member]
Disclosure of provision matrix [line items]
Total	1,549,129	2,655,087
Shopping mall lease and services receivables [Member] | Impaired [Member]
Disclosure of provision matrix [line items]
Total	601,832	358,722
Office leases and services receivables [Member]
Disclosure of provision matrix [line items]
Total	33,980	64,422
Office leases and services receivables [Member] | Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total	2,600	1,731
Office leases and services receivables [Member] | 3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total
Office leases and services receivables [Member] | Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total	80	1,831
Office leases and services receivables [Member] | Non past due [Member]
Disclosure of provision matrix [line items]
Total	31,300	60,860
Office leases and services receivables [Member] | Impaired [Member]
Disclosure of provision matrix [line items]
Total
Consumer financing receivables [Member]
Disclosure of provision matrix [line items]
Total	16,441	23,498
Consumer financing receivables [Member] | Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total
Consumer financing receivables [Member] | 3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total
Consumer financing receivables [Member] | Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total
Consumer financing receivables [Member] | Non past due [Member]
Disclosure of provision matrix [line items]
Total
Consumer financing receivables [Member] | Impaired [Member]
Disclosure of provision matrix [line items]
Total	16,441	23,498
Property sales receivables [Member]
Disclosure of provision matrix [line items]
Total	16,263	43,020
Property sales receivables [Member] | Up to 3 months [Member]
Disclosure of provision matrix [line items]
Total	5,421	14,342
Property sales receivables [Member] | 3 to 6 months [Member]
Disclosure of provision matrix [line items]
Total	5,421	14,339
Property sales receivables [Member] | Over 6 months [Member] [Member]
Disclosure of provision matrix [line items]
Total	5,421	14,339
Property sales receivables [Member] | Non past due [Member]
Disclosure of provision matrix [line items]
Total
Property sales receivables [Member] | Impaired [Member]
Disclosure of provision matrix [line items]
Total